Stock Based Compensation	12 Months Ended
Sep. 30, 2012
Stock Based Compensation [Abstract]
Stock-Based Compensation

Note 15—Stock-Based Compensation

At a special meeting of the stockholders of the Company held on November 9, 2007, the stockholders approved the CMS Bancorp, Inc. 2007 Stock Option Plan and the CMS Bancorp, Inc. 2007 Recognition and Retention Plan (collectively the "Plans"). The Plans authorize the award of up to 205,516 stock options and 82,206 shares of restricted stock. The stock options and restricted stock awarded vest over a five year service period based on the anniversary of the grant date.

Under these Plans, the Company has granted shares of restricted stock and options to purchase the Company's common stock as shown in the following table. The fair value of each stock option grant was established at the date of grant using the Black-Scholes option pricing model and the assumptions shown in the following table:

	January 2011	April 2011	September 2011	September 2012	September 2012
Shares of restricted stock	3,008	4,150	2,000	4,519	1,500
Grant date fair value per share	$9.20	$8.66	$8.10	$8.04	$8.00
Number of stock options	—	8,300	6,000	16,000	6,000
Exercise price	$—	$8.66	$8.10	$8.04	$8.00
Fair value per option	$—	$4.05	$3.55	$4.85	$4.72
Risk free interest rate	—%	3.39%	2.03%	1.62%	1.69%
Volatility factor	—%	37.1%	39.1%	61.2%	58.8%
Expected life	—	7 years	7 years	7 years	7 years
Dividends	—	none	none	none	none

The Company expenses, in accordance with FASB guidance, the fair value of all options over their five year vesting periods and expenses the fair value of all share-based compensation granted over the requisite five year vesting periods. In the years ended September 30, 2012 and 2011, the Company recorded an expense of $100,000 and $92,000 respectively relating to stock options and $146,000 and $136,000 respectively relating to the restricted stock. The Company recognized approximately $69,000 and $64,000 of income tax benefits resulting from this expense in the years ended September 30, 2012 and 2011, respectively.

As of September 30, 2012 and 2011, there were 19,037 and 30,762 stock options, respectively and none and 5,197 shares of restricted stock, respectively, remaining available for future awards under the Plans. Stock options and restricted stock awarded under the Plans vest over five years, at the rate of 20% per year. The following is a summary of the status of the Company's non-vested restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at October 1, 2010	42,571	$9.76
Granted	9,158	$8.72
Vested	(13,370)	$9.89

Non-vested at September 30, 2011	38,359	$9.46
Forfeited	(822)	$10.12
Granted	6,019	8.03
Vested	(15,301)	$9.74

Non-vested at September 30, 2012	28,255	$8.99

Expected future compensation expense relating to the 28,255 non-vested restricted shares outstanding at September 30, 2012 is $152,000 over a weighted average period of 3.4 years.

The following is a summary of stock option activity:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance at October 1, 2010	166,454	$9.92	7.4 years
Granted	14,300	$8.42	10.0 years
Forfeited	(6,000)	10.12	10.0 years

Balance at September 30, 2011	174,754	$9.78	6.6 years

Granted	22,000	8.03	10.0 years
Forfeited	(10,275)	$10.12	5.2 years

Balance at September 30, 2012	186,479	$9.56	6.2 years

Exercisable at September 30, 2012	117,283	$10.07	5.4 years

Shares issued upon exercise of stock options will be issued from treasury stock or from previously unissued shares. As of September 30, 2012, the Company had 192,362 shares of treasury stock. Expected future compensation expense relating to the 186,479 vested and non-vested options outstanding at September 30, 2012 is $221,000 over a weighted average period of 1.2 years.

At September 30, 2012 and 2011, the stock options outstanding had an intrinsic value of $6,000 and $7,000, respectively, and stock options exercisable an intrinsic value of none and $1,000 at September 30, 2012 and 2011, respectively.